Income Taxes (Difference Between Effective Income Tax Rate And U.S. Statutory Rate) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit) [Abstract]
Federal tax rate		35.00%
Computed tax expense at 35% of income before income taxes		$ (29.2)	$ (59.1)	$ (33.5)
State tax, net of federal benefit		(1.3)	(2.2)	(3.2)
Differences in rates of foreign operations		3.3	3.9	1.3
Changes in valuation allowances		(0.9)	13.0	106.4
Impact of foreign dividends		0	0	(11.5)
Tax benefits associated with O’Sullivan Engineered Films	29.5	0	29.5	0
Recognition of uncertain tax positions		0.1	(4.5)	(2.0)
Other, net		(2.1)	3.9	(0.8)
Income tax (expense) benefit		$ (30.1)	$ (15.5)	$ 56.7